Earnings (Loss) Per Share (Details Narrative) - shares	Feb. 28, 2018	Feb. 28, 2017
Common shares outstanding	1,625,000
Warrant [Member]
Common shares outstanding	7,080,000	8,510,000
Stock Option [Member]
Common shares outstanding	6,437,600	6,692,310